Supplemental Disclosure of Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information
	Three months Ended Sep 30,
	2021	2020
Cash paid for interest	$—	$—
Cash paid for income taxes	$—	$—

	Year Ended June 30,
	2021	2020
Cash paid for interest	$—	$—
Cash paid for income taxes	$—	$—

Schedule of Non-cash Investing and financing activities

Year ended June 30, 2021
Purchase of working capital deficit for preferred stock and debt forgiveness	$2,110,770
Purchase of fixed assets for preferred stock and debt forgiveness	(711)
Purchase of intangibles for preferred stock and debt forgiveness	(2,904,000)
Purchase of goodwill for preferred stock and debt forgiveness	(7,956,824)
Assumption of long-term notes payable	298,454
Consideration given	8,452,357
Cash received	$46